Financial Risk Management - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Financial Risk Management [Line Items]
Change in interest rate effect on profit loss	5.00%
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of forecast net sales	20.00%
Increase non-current borrowing	$ 5.3
Decrease in profit	5.3
Decrease non-current borrowings	3.1
Increase in profit	$ 3.1
Percentage of decrease in net sales	20.00%
Currency Risk | USD
Disclosure of Financial Risk Management [Line Items]
Percentage of cash held	86.00%	97.00%
Currency Risk | AUD
Disclosure of Financial Risk Management [Line Items]
Percentage of cash held	14.00%	3.00%
Interest Rate Risk
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in tax rate	10.00%	10.00%
Liquidity Risk
Disclosure of Financial Risk Management [Line Items]
Non-interest bearing financial liabilities maturing period	6 months	6 months